LAND, BUILDING, NET AND CONSTRUCTION IN PROCESS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF LAND AND BUILDING

Land, buildings, net and construction in process as of September 30, 2024, and December 31, 2023:

	Useful life	September 30, 2024	December 31, 2023
Land – Emerald Grove		$203,419	$203,419

Land – Rancho Costa Verde Development		$15,573,107	$22,797,221

Furniture & equipment, net	5 years	$-	$2,677

Building	20 years	2,674,471	2,591,421
Less: Accumulated depreciation		(844,127)	(772,596)

Building, net		$1,830,344	$1,818,825

Land and buildings, net as of December 31, 2023, and 2022:

	Useful life	December 31, 2023	December 31, 2022
Land – Emerald Grove		$203,419	$203,419

Land – Rancho Costa Verde Development		$22,797,221	$-

Furniture & equipment, net	5 years	$2,677	$1,877

Building – Emerald Grove	20 years	2,591,421	1,048,138
Less: Accumulated depreciation		(772,596)	(184,393)

Building, net		$1,818,825	$863,745